Income Tax - Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Expense:
Federal	$ (215,937)	$ (145,974)
Total	$ (215,937)	$ (145,974)